Schedule III-Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Future policy benefits and expenses	$ 333.2	$ 328.7	$ 326.4
Unearned premiums	2.2	2.3	2.5
Claims and benefits payable	101.0	93.5	89.7
Premium revenues	0.5	0.6	0.7
Net investment income	1.3	1.6	1.9
Benefits claims, losses and settlement expenses	0.2	0.4	0.3
Other operating expenses	$ 0.5	$ 1.0	$ 0.6